American Funds Global Balanced Fund
One Market Street, Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

December 30, 2010

Laura E. Hatch, Staff Accountant
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Global Balanced Fund (the “Fund”)
File Nos. 333-170605 and 811-22496

Dear Ms. Hatch:

We hereby file Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 2 under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 under the 1933 Act.  This filing has been updated to include the Report of Independent Registered Public Accounting Firm.

As mentioned in previous conversations with the staff, we hope to have the Fund’s Registration Statement declared effective by December 30, 2010.  We are also filing a request for acceleration of this Registration Statement by way of a separate correspondence filing.

If you have any questions please do not hesitate to contact me at 213-615-0108

Sincerely,
/s/ Katherine H. Newhall
Katherine H. Newhall
Counsel, Fund Business Management Group
Capital Research and Management Company